UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009 to December 31, 2011

Date of Report (Date of earliest event reported)     February 14, 2012

COLLEGIATE FUNDING OF DELAWARE, L.L.C.

(Exact name of securitizer as specified in its charter)

333-102258	0001211789
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Danny C. Ray

President

(317) 684-2036

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule

15Ga-1(c)(1)   ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule

15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule

15Ga-1(c)(2)(ii)   ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(1), Collegiate Funding of Delaware, L.L.C. has indicated by check mark that there is no activity to report for the initial period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 14, 2012

COLLEGIATE FUNDING OF DELAWARE, L.L.C. (Securitizer)

By:	/s/ Danny C. Ray
Name:	Danny C. Ray
Title:	President